Risk management - Schedule of leverage capital and ratios (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management [Abstract]
Level 1 Capital	€ 83,033	€ 82,452	€ 78,501
Exposure	€ 1,750,626	€ 1,536,516	€ 1,471,480
Leverage Ratio	4.74%	5.37%	5.33%